Certain Relationships And Related Party Transactions (Narrative) (Detail) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 02, 2015	Jan. 07, 2015	Jan. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 09, 2010
Related Party Transaction [Line Items]
Management agreement maturity date				2018		2018
Management fee, rate per year				$ 15,000,000		$ 15,000,000
Management fees and reimbursable expenses				3,900,000	$ 4,000,000	15,200,000	$ 15,800,000	$ 15,900,000
Common Class A [Member]
Related Party Transaction [Line Items]
Total authorized stock repurchase amount				$ 13,800,000		$ 34,200,000				$ 100,000,000
Common Class A [Member] | CC Finco, LLC [Member]
Related Party Transaction [Line Items]
Shares purchase amout during the period			2,000,000			5,000,000		111,291	1,553,971
Shares purchased during the period, value		$ 20,400,000	$ 20,400,000			$ 48,800,000		$ 692,887	$ 16,400,000
Additional shares purchased		2,000,000
Common Class A [Member] | CC Finco, LLC [Member] | Subsequent Event
Related Party Transaction [Line Items]
Shares purchased during the period, value	$ 22,200,000
Additional shares purchased	2,172,946
Collective Holdings Percentage Of Oustanding Shares	90.00%